DEFERRED TAX ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of deferredc tax assets and liabilities [Abstract]
Schedule of Deferred Tax Assets and Liabilities
Deferred tax assets and liabilities of the Group are attributable to the following:

	Assets		Liabilities		Net
	2018 US$’000	2017 US$’000	2018 US$’000	2017 US$’000	2018 US$’000	2017 US$’000
Property, plant and equipment	815	448	(37)	(98)	778	350
Intangible assets	—	—	(7,189)	(9,443)	(7,189)	(9,443)
Inventories	668	1,006	—	—	668	1,006
Provisions	4,311	3,510	—	—	4,311	3,510
Other items	333	2,109	(629)	(1,291)	(296)	818
Tax value of loss carryforwards recognised	—	1,625	—	—	—	1,625

Deferred tax assets/(liabilities)	6,127	8,698	(7,855)	(10,832)	(1,728)	(2,134)

Schedule of Deferred Tax Assets Not Recognised
Deferred tax assets have not been recognised by the Group in respect of the following items:

	December 31, 2018	December 31, 2017
	US$’000	US$’000
Capital losses	8,293	8,293
Net operating losses	67,012	61,264
US alternative minimum tax credits	1,674	-
Other temporary timing differences	3,880	-
US state credit carryforwards	364	345

	81,223	69,902

Schedule of Unrecognised Deferred Tax Assets
The movement in the unrecognised deferred tax assets during the year ended December 31, 2018 is analysed as follows:

Movement in unrecognised deferred tax assets	Increase / (decrease) US$’000	Applicable tax rate %	Tax effect US$’000
Net operating losses in US	2,382	21%	500
Alternative minimum tax credit in US	1,674	n/a	1,674
Net operating losses in Brazil	(59)	34%	(20)
Net operating losses in Ireland	3,425	12.5% -25%	997
Other deferred tax assets in Ireland	3,880	12.5%	485
US state credit carryforwards	19	n/a	19

Total – continuing operations	11,321		3,655

Schedule of Unrecognised Deferred Tax Liabilities
Movement in temporary differences during the year

	Balance January, 1 2018	Recognised in income	Recognised in loss on discontinued operations	Foreign Exchange movement	Balance December 31, 2018
	US$’000	US$’000	US$’000	US$’000	US$’000
Property, plant and equipment	350	428	—	—	778
Intangible assets	(9,443)	2,254	—	—	(7,189)
Inventories	1,006	(338)	—	—	668
Provisions	3,510	801	—	—	4,311
Other items	818	(1,114)	—	—	(296)
Tax value of loss carryforwards recognised	1,625	(1,625)	—	—	—

	(2,134)	406	—	—	(1,728)

	Balance January, 1 2017	Recognised in income	Recognised in loss on discontinued operations	Foreign Exchange movement	Balance December 31, 2017
	US$’000	US$’000	US$’000	US$’000	US$’000
Property, plant and equipment	(574)	924	—	—	350
Intangible assets	(16,430)	6,987	—	—	(9,443)
Inventories	897	109	—	—	1,006
Provisions	5,701	(2,191)	—	—	3,510
Other items	678	140	—	—	818
Tax value of loss carryforwards recognised	5,923	(4,298)	—	—	1,625

	(3,805)	1,671	—	—	(2,134)